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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22588

BPV Family of Funds
(Exact name of registrant as specified in charter)

9202 South Northshore Drive, Suite 300 Knoxville, TN	37922
(Address of principal executive offices)	(Zip code)

Michael R. West

9202 South Northshore Drive, Suite 300 Knoxville, TN 37922
(Name and address of agent for service)

Registrant's telephone number, including area code:	(855) 784-2399

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

BPV CORE DIVERSIFICATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 88.9%	Shares	Value
Common Equity - 44.2%
SPDR® S&P 500® ETF Trust	64,140	$13,203,219
WisdomTree Europe Hedged Equity Fund	60,735	3,740,668
		16,943,887
Fixed Income - 5.0%
AdvisorShares Peritus High Yield ETF	23,535	955,521
SPDR® Barclays High Yield Bond ETF	24,930	958,060
		1,913,581
Other and Alternative Assets - 17.0%
PowerShares® DB Agriculture Fund (a)	72,295	1,688,088
PowerShares® DB Energy Fund (a)	44,480	766,835
PowerShares® DB US Dollar Index Bullish Fund (a)	61,790	1,546,604
SPDR® Gold Shares (a) (b)	8,805	989,418
United States Natural Gas Fund LP (a)	57,380	778,073
United States Oil Fund LP (a)	38,175	758,919
		6,527,937
U.S. Government & Agency Obligations - 22.7%
iShares® 20+ Year Treasury Bond ETF	57,740	6,782,140
iShares® TIPS Bond ETF	17,350	1,944,068
		8,726,208

Total Exchange-Traded Funds (Cost $31,267,555)		$34,111,613

OPEN-END FUNDS - 6.0%	Shares	Value
Arbitrage Funds - 6.0%
Merger Fund (The) - Institutional Shares (Cost $2,395,010)	147,538	$2,317,822

BPV CORE DIVERSIFICATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.7%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.00% (c) (Cost $1,795,020)	1,795,020	$1,795,020

Total Investments at Value - 99.6% (Cost $35,457,585)		$38,224,455

Other Assets in Excess of Liabilities - 0.4%		135,354

Net Assets - 100.0%		$38,359,809

(a)	Non-income producing security.
(b)	For federal income tax purposes, structured as a grantor trust.
(c)	The rate shown is the 7-day effective yield as of June 30, 2015.

Investment Abbreviations:
DB - Deutsche Bank
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to Schedules of Investments.

BPV WEALTH PRESERVATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 53.9%	Shares	Value
Common Equity - 53.9%
SPDR® S&P 500® ETF Trust (a) (Cost $36,450,091)	227,000	$46,727,950

PURCHASED OPTION CONTRACTS - 1.5%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.1%
SPDR® S&P 500® ETF Trust	09/18/15	$215.00	253	$38,836
SPDR® S&P 500® ETF Trust	12/19/15	215.00	160	59,840
				98,676
Put Option Contracts - 1.4%
SPDR® S&P 500® ETF Trust	09/30/15	200.00	1,135	540,260
SPDR® S&P 500® ETF Trust	12/19/15	195.00	1,135	678,162
				1,218,422

Total Purchased Option Contracts (Cost $1,321,720)				$1,317,098

MONEY MARKET FUNDS - 44.7%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.00% (b) (Cost $38,688,455)	38,688,455	$38,688,455

Total Investments at Value - 100.1% (Cost $76,460,266)		$86,733,503

Liabilities in Excess of Other Assets - (0.1%)		(57,842	)(c)

Net Assets - 100.0%		$86,675,661

(a)	All or a portion of the security is held as collateral for written options.
(b)	The rate shown is the 7-day effective yield as of June 30, 2015.
(c)	Includes fair value of and cash held as margin deposits for written options.

Investment Abbreviations:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to Schedules of Investments.

BPV WEALTH PRESERVATION FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
June 30, 2015 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
SPDR® S&P 500® ETF Trust	08/21/15	$204.00	568	$353,012	$630,765
SPDR® S&P 500® ETF Trust	09/30/15	207.00	520	290,160	416,807
SPDR® S&P 500® ETF Trust	09/30/15	217.00	403	48,159	58,759
SPDR® S&P 500® ETF Trust	12/19/15	220.00	652	132,030	203,629
				823,361	1,309,960
Put Option Contracts
SPDR® S&P 500® ETF Trust	09/30/15	190.00	1,135	303,045	321,124
SPDR® S&P 500® ETF Trust	12/19/15	185.00	1,040	400,920	354,394
				703,965	675,518

Total Written Option Contracts				$1,527,326	$1,985,478

Investment Abbreviations:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to Schedules of Investments.

BPV LOW VOLATILITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 53.1%	Shares	Value
Common Equity - 53.1%
SPDR® S&P 500® ETF Trust (a) (Cost $37,213,588)	190,300	$39,173,255

PURCHASED OPTION CONTRACTS - 1.5%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.1%
SPDR® S&P 500® ETF Trust	09/18/15	$215.00	212	$32,542
SPDR® S&P 500® ETF Trust	12/19/15	215.00	134	50,116
				82,658
Put Option Contracts - 1.4%
SPDR® S&P 500® ETF Trust	09/30/15	200.00	952	453,152
SPDR® S&P 500® ETF Trust	12/19/15	195.00	951	568,223
				1,021,375

Total Purchased Option Contracts (Cost $1,101,111)				$1,104,033

MONEY MARKET FUNDS - 45.7%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.00% (b) (Cost $33,746,989)	33,746,989	$33,746,989

Total Investments at Value - 100.3% (Cost $72,061,688)		$74,024,277

Liabilities in Excess of Other Assets - (0.3%)		(257,429	)(c)

Net Assets - 100.0%		$73,766,848

(a)	All or a portion of the security is held as collateral for written options.
(b)	The rate shown is the 7-day effective yield as of June 30, 2015.
(c)	Includes fair value of and cash held as margin deposits for written options.

Investment Abbreviations:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipts
See accompanying notes to Schedules of Investments.

BPV LOW VOLATILITY FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
June 30, 2015 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
SPDR® S&P 500® ETF Trust	08/21/15	$204.00	476	$295,834	$528,125
SPDR® S&P 500® ETF Trust	09/30/15	207.00	436	243,288	351,634
SPDR® S&P 500® ETF Trust	09/30/15	217.00	339	40,510	49,428
SPDR® S&P 500® ETF Trust	12/19/15	220.00	547	110,768	172,617
				690,400	1,101,804
Put Option Contracts
SPDR® S&P 500® ETF Trust	09/30/15	190.00	952	254,184	265,859
SPDR® S&P 500® ETF Trust	12/19/15	185.00	872	336,156	295,213
				590,340	561,072

Total Written Option Contracts				$1,280,740	$1,662,876

Investment Abbreviations:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to Schedules of Investments.

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Consumer Discretionary - 5.7%
Auto Components - 2.2%
Cooper Tire & Rubber Company	13,510	$457,043
Dana Holding Corporation	8,470	174,312
Delphi Automotive plc	5,840	496,926
Lear Corporation	7,830	878,996
		2,007,277
Automobiles - 0.6%
General Motors Company	16,830	560,944

Hotels, Restaurants & Leisure - 0.3%
Darden Restaurants, Inc.	3,430	243,804

Household Durables - 0.6%
NVR, Inc. (a)	96	128,640
Whirlpool Corporation	2,230	385,901
		514,541
Multiline Retail - 0.9%
Kohl's Corporation	5,110	319,937
Macy's, Inc.	8,150	549,881
		869,818
Specialty Retail - 0.8%
Best Buy Company, Inc.	2,070	67,503
Dick's Sporting Goods, Inc.	2,220	114,929
Foot Locker, Inc.	8,790	589,018
		771,450
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	2,830	97,947
Deckers Outdoor Corporation (a)	2,890	207,993
		305,940
Consumer Staples - 6.7%
Beverages - 0.3%
Dr Pepper Snapple Group, Inc.	3,430	250,047

Food & Staples Retailing - 2.1%
Kroger Company (The)	15,010	1,088,375
SUPERVALU, Inc. (a)	29,400	237,846
Wal-Mart Stores, Inc.	2,570	182,290

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Staples - 6.7% (Continued)
Food & Staples Retailing - 2.1% (Continued)
Whole Foods Market, Inc.	10,780	$425,163
		1,933,674
Food Products - 2.1%
Bunge Ltd.	10,070	884,146
Pilgrim's Pride Corporation	5,530	127,024
Tyson Foods, Inc. - Class A	22,320	951,502
		1,962,672
Tobacco - 2.2%
Altria Group, Inc.	12,650	618,712
Philip Morris International, Inc.	18,330	1,469,516
		2,088,228
Energy - 13.3%
Energy Equipment & Services - 5.2%
Cameron International Corporation (a)	21,440	1,122,813
Dril-Quip, Inc. (a)	1,110	83,527
Ensco plc - Class A	51,270	1,141,783
Nabors Industries Ltd.	31,890	460,173
National Oilwell Varco, Inc.	4,330	209,052
Noble Corporation plc	42,600	655,614
Oceaneering International, Inc.	2,990	139,304
Oil States International, Inc. (a)	20,050	746,462
Rowan Companies plc - Class A	12,000	253,320
		4,812,048
Oil, Gas & Consumable Fuels - 8.1%
Chevron Corporation	1,740	167,858
EOG Resources, Inc.	3,410	298,545
Exxon Mobil Corporation	28,520	2,372,864
Hess Corporation	2,090	139,779
Marathon Oil Corporation	22,590	599,539
Marathon Petroleum Corporation	26,100	1,365,291
Tesoro Corporation	12,440	1,050,060
Valero Energy Corporation	22,970	1,437,922
		7,431,858
Financials - 28.7%
Banks - 4.4%
Huntington Bancshares, Inc.	60,230	681,201
JPMorgan Chase & Company	49,610	3,361,574
		4,042,775
Capital Markets - 3.3%
Ameriprise Financial, Inc.	3,810	475,983

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 28.7% (Continued)
Capital Markets - 3.3% (Continued)
Goldman Sachs Group, Inc. (The)	8,040	$1,678,672
Morgan Stanley	7,500	290,925
T. Rowe Price Group, Inc.	8,360	649,823
		3,095,403
Consumer Finance - 3.2%
Ally Financial, Inc. (a)	35,490	796,041
Capital One Financial Corporation	15,430	1,357,377
Discover Financial Services	14,000	806,680
		2,960,098
Diversified Financial Services - 6.7%
Bank of America Corporation	37,810	643,526
CBOE Holdings, Inc.	4,570	261,495
Citigroup, Inc.	46,120	2,547,669
McGraw Hill Financial, Inc.	6,980	701,141
Moody's Corporation	7,770	838,849
Voya Financial, Inc.	24,770	1,151,062
		6,143,742
Insurance - 9.7%
Allstate Corporation (The)	16,750	1,086,573
American International Group, Inc.	30,340	1,875,619
Assurant, Inc.	4,840	324,280
Assured Guaranty Ltd.	18,760	450,052
Axis Capital Holdings Ltd.	6,570	350,641
Chubb Corporation (The)	1,610	153,175
Everest Re Group Ltd.	3,370	613,374
Hartford Financial Services Group, Inc. (The)	18,900	785,673
Lincoln National Corporation	13,400	793,548
Prudential Financial, Inc.	870	76,142
Reinsurance Group of America, Inc.	3,420	324,455
RenaissanceRe Holdings Ltd.	4,950	502,475
Travelers Companies, Inc. (The)	11,570	1,118,356
Unum Group	14,440	516,230
		8,970,593
Real Estate Investment Trusts (REIT) - 0.4%
Host Hotels & Resorts, Inc.	11,800	233,994
RLJ Lodging Trust	5,040	150,091
		384,085
Real Estate Management & Development - 1.0%
CBRE Group, Inc. - Class A (a)	18,240	674,880
Jones Lang LaSalle, Inc.	1,250	213,750
		888,630

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Health Care - 12.4%
Biotechnology - 2.4%
Gilead Sciences, Inc.	9,780	$1,145,042
United Therapeutics Corporation (a)	6,330	1,101,104
		2,246,146
Health Care Providers & Services - 3.6%
Anthem, Inc.	3,680	604,035
Cardinal Health, Inc.	13,280	1,110,872
Health Net, Inc. (a)	5,350	343,042
McKesson Corporation	4,620	1,038,622
Omnicare, Inc.	290	27,333
Quest Diagnostics, Inc.	2,670	193,628
		3,317,532
Pharmaceuticals - 6.4%
Johnson & Johnson	30,830	3,004,692
Pfizer, Inc.	87,370	2,929,516
		5,934,208
Industrials - 10.0%
Aerospace & Defense - 4.1%
Boeing Company (The)	3,430	475,809
General Dynamics Corporation	5,040	714,118
Huntington Ingalls Industries, Inc.	3,690	415,457
Northrop Grumman Corporation	7,500	1,189,725
Spirit AeroSystems Holdings, Inc. - Class A (a)	14,190	782,011
Triumph Group, Inc.	3,510	231,625
		3,808,745
Air Freight & Logistics - 1.2%
FedEx Corporation	6,750	1,150,200

Airlines - 4.4%
Alaska Air Group, Inc.	16,530	1,065,028
American Airlines Group, Inc.	3,580	142,967
Delta Air Lines, Inc.	25,570	1,050,416
JetBlue Airways Corporation (a)	15,440	320,535
Southwest Airlines Company	16,470	544,992
United Continental Holdings, Inc. (a)	16,830	892,158
		4,016,096
Road & Rail - 0.3%
Avis Budget Group, Inc. (a)	5,470	241,118

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 11.0%
Communications Equipment - 0.4%
Cisco Systems, Inc.	6,340	$174,096
Juniper Networks, Inc.	7,860	204,124
		378,220
Electronic Equipment, Instruments & Components - 1.5%
Arrow Electronics, Inc. (a)	3,160	176,328
Flextronics International Ltd. (a)	60,090	679,618
Jabil Circuit, Inc.	25,270	537,998
		1,393,944
Internet Software & Services - 1.3%
IAC/InterActiveCorp	2,700	215,082
Rackspace Hosting, Inc. (a)	3,880	144,297
VeriSign, Inc. (a)	13,080	807,298
		1,166,677
IT Services - 0.4%
Amdocs Ltd.	6,430	351,014

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corporation	54,850	1,668,263

Software - 3.0%
Electronic Arts, Inc. (a)	1,910	127,015
FactSet Research Systems, Inc.	1,390	225,889
Microsoft Corporation	28,030	1,237,524
Symantec Corporation	50,800	1,181,100
		2,771,528
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	8,430	1,057,333
Hewlett-Packard Company	3,570	107,136
Lexmark International, Inc. - Class A	11,070	489,294
Western Digital Corporation	9,520	746,558
		2,400,321
Materials - 3.0%
Chemicals - 2.1%
CF Industries Holdings, Inc.	17,550	1,128,114
LyondellBasell Industries N.V. - Class A	2,890	299,173
Mosaic Company (The)	10,610	497,078
		1,924,365
Metals & Mining - 0.1%
Alcoa, Inc.	5,780	64,447

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Materials - 3.0% (Continued)
Paper & Forest Products - 0.8%
International Paper Company	16,600	$789,994

Telecommunication Services - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	28,980	1,029,370
CenturyLink, Inc.	14,400	423,072
Verizon Communications, Inc.	15,900	741,099
		2,193,541
Utilities - 5.2%
Electric Utilities - 3.0%
American Electric Power Company, Inc.	14,270	755,882
Edison International	16,820	934,856
Entergy Corporation	13,730	967,965
Exelon Corporation	3,300	103,686
		2,762,389
Independent Power and Renewable Electricity Producers - 1.0%
AES Corporation (The)	71,150	943,449

Multi-Utilities - 1.2%
PG&E Corporation	9,430	463,013
Public Service Enterprise Group, Inc.	16,500	648,120
		1,111,133

Total Common Stocks (Cost $90,247,772)		$90,870,957

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Value
Large-Cap Funds - 0.8%
iShares® Russell 1000 Value ETF (Cost $761,025)	7,230	$745,774

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.00% (b) (Cost $845,155)	845,155	$845,155

Total Investments at Value - 100.1% (Cost $91,853,952)		$92,461,886

Liabilities in Excess of Other Assets - (0.1%)		(80,561)

Net Assets - 100.0%		$92,381,325

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2015.

Investment Abbreviations:
ETF - Exchange-Traded Fund

See accompanying notes to Schedules of Investments.

BPV INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

COMMON STOCKS - 8.1%	Shares	Value
Consumer Discretionary - 0.7%
Automobiles - 0.4%
Ford Motor Company	112	$1,681
General Motors Company	47	1,567
Honda Motor Company Ltd. - ADR	77	2,495
Toyota Motor Corporation - ADR	18	2,407
		8,150
Hotels, Restaurants & Leisure - 0.2%
Darden Restaurants, Inc.	24	1,706
McDonald's Corporation	18	1,711
		3,417
Leisure Products - 0.1%
Mattel, Inc.	65	1,670

Consumer Staples - 0.9%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc. - ADR	21	2,534
Diageo plc - ADR	21	2,437
PepsiCo, Inc.	18	1,680
		6,651
Food Products - 0.4%
Kellogg Company	27	1,693
Nestlé S.A. - ADR	34	2,454
Unilever N.V. - ADR	61	2,552
		6,699
Tobacco - 0.2%
British American Tobacco plc	23	2,490
Philip Morris International, Inc.	20	1,603
		4,093
Energy - 1.5%
Energy Equipment & Services - 0.2%
Ensco plc - Class A	109	2,428
Transocean Ltd.	144	2,321
		4,749
Oil, Gas & Consumable Fuels - 1.3%
BP plc - ADR	62	2,477
Chevron Corporation	17	1,640
ConocoPhillips	26	1,597
Eni S.p.A. - ADR	71	2,526
Exxon Mobil Corporation	20	1,664
Marathon Oil Corporation	64	1,699

BPV INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 8.1% (Continued)	Shares	Value
Energy - 1.5% (Continued)
Oil, Gas & Consumable Fuels - 1.3% (Continued)
Occidental Petroleum Corporation	21	$1,633
Phillips 66	21	1,692
Royal Dutch Shell plc - Class A - ADR	43	2,451
Sasol Ltd.	75	2,779
Statoil ASA - ADR	140	2,506
Total S.A. - ADR	51	2,508
		25,172
Financials - 1.5%
Banks - 0.8%
Banco Santander S.A. - ADR	356	2,496
HSBC Holdings plc - ADR	54	2,420
JPMorgan Chase & Company	25	1,694
Mitsubishi UFJ Financial Group, Inc. - ADR	355	2,563
Toronto-Dominion Bank (The)	57	2,423
Wells Fargo & Company	29	1,631
Westpac Banking Corporation - ADR	103	2,548
		15,775
Capital Markets - 0.2%
Credit Suisse Group AG - ADR (a)	92	2,539
KKR & Company L.P.	74	1,691
		4,230
Insurance - 0.4%
Aegon N.V.	348	2,575
Aflac, Inc.	27	1,680
Chubb Corporation (The)	17	1,617
MetLife, Inc.	30	1,680
Principal Financial Group, Inc.	32	1,641
		9,193
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	92	1,691

Health Care - 0.7%
Pharmaceuticals - 0.7%
AstraZeneca plc - ADR	39	2,485
GlaxoSmithKline plc - ADR	60	2,499
Merck & Company, Inc.	29	1,651
Novartis AG - ADR	25	2,458
Pfizer, Inc.	49	1,643
Sanofi - ADR	51	2,526
		13,262

BPV INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 8.1% (Continued)	Shares	Value
Industrials - 0.6%
Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc.	78	$1,623
R.R. Donnelley & Sons Company	92	1,604
		3,227
Electrical Equipment - 0.1%
Eaton Corporation plc	35	2,362

Industrial Conglomerates - 0.1%
Siemens AG - ADR	24	2,437

Machinery - 0.1%
Caterpillar, Inc.	19	1,612

Road & Rail - 0.1%
Norfolk Southern Corporation	18	1,572

Information Technology - 0.7%
Communications Equipment - 0.1%
Cisco Systems, Inc.	59	1,620

IT Services - 0.1%
Western Union Company (The)	80	1,626

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corporation	54	1,643
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	109	2,475
		4,118
Software - 0.1%
Microsoft Corporation	37	1,633

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	13	1,631
Canon, Inc. - ADR	76	2,463
		4,094
Materials - 1.0%
Chemicals - 0.4%
Agrium, Inc.	24	2,543
LyondellBasell Industries N.V. - Class A	24	2,484
Potash Corporation of Saskatchewan, Inc.	83	2,571
		7,598

BPV INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 8.1% (Continued)	Shares	Value
Materials - 1.0% (Continued)
Metals & Mining - 0.5%
BHP Billiton Ltd. - ADR	59	$2,402
Freeport-McMoRan, Inc.	86	1,601
POSCO - ADR	50	2,455
Rio Tinto plc - ADR	58	2,390
Vale S.A. - ADR	394	2,321
		11,169
Paper & Forest Products - 0.1%
International Paper Company	33	1,570

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	49	1,741
Telefonica S.A. - ADR	177	2,513
Verizon Communications, Inc.	36	1,678
		5,932
Wireless Telecommunication Services - 0.1%
Vodafone Group plc - ADR	70	2,551

Utilities - 0.1%
Multi-Utilities - 0.1%
National Grid plc - ADR	38	2,454

Total Common Stocks (Cost $162,960)		$160,327

PREFERRED STOCKS - 0.4%	Shares	Value
Deutsche Bank Capital Funding Trust V (a) (Cost $7,988)	281	$7,820

CORPORATE BONDS - 76.9%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 14.2%
American Greetings Corporation	7.375%	12/01/21	$25,000	$26,250
Boyd Gaming Corporation	9.000%	07/01/20	12,000	13,020
Cooper Tire & Rubber Company	8.000%	12/15/19	25,000	28,000
Goodyear Tire & Rubber Company	8.750%	08/15/20	16,000	19,120
iHeartMedia, Inc.	10.000%	01/15/18	10,000	8,050
International Game Technology	7.500%	06/15/19	25,000	26,625
J.C. Penney Corporation, Inc.	8.125%	10/01/19	12,000	11,880
MGM Resorts International	6.750%	10/01/20	24,000	25,440

BPV INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 76.9% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 14.2% (Continued)
Netflix, Inc.	5.375%	02/01/21	$12,000	$12,450
Outerwall, Inc.	6.000%	03/15/19	20,000	20,050
Rent-A-Center, Inc.	6.625%	11/15/20	25,000	24,437
Ruby Tuesday, Inc.	7.625%	05/15/20	25,000	25,688
Scientific Games Corporation	8.125%	09/15/18	10,000	9,450
ServiceMaster Company (The)	7.000%	08/15/20	20,000	21,125
Toys R Us, Inc.	10.375%	08/15/17	10,000	8,550
				280,135
Consumer Staples - 6.5%
Alliance One International, Inc.	9.875%	07/15/21	10,000	8,750
Avon Products, Inc.	6.500%	03/01/19	16,000	15,440
Chiquita Brands International, Inc., CV	4.250%	08/15/16	15,000	14,981
Elizabeth Arden, Inc.	7.375%	03/15/21	12,000	9,720
New Albertson's, Inc.	7.020%	07/21/17	10,000	10,100
Post Holdings, Inc.	7.375%	02/15/22	25,000	25,438
Revlon Consumer Products Corporation (b)	5.749%	02/15/21	18,000	17,640
Vector Group Ltd.	7.750%	02/15/21	25,000	26,750
				128,819
Energy - 19.6%
Antero Resources Corporation	6.000%	12/01/20	25,000	25,125
Bill Barrett Corporation	7.625%	10/01/19	13,000	12,415
Calumet Specialty Products Partners, L.P.	7.625%	01/15/22	12,000	12,240
Carrizo Oil & Gas, Inc.	7.500%	09/15/20	20,000	21,050
Chesapeake Energy Corporation	6.625%	08/15/20	10,000	9,750
Clayton Williams Energy, Inc.	7.750%	04/01/19	12,000	11,400
Concho Resources, Inc.	7.000%	01/15/21	10,000	10,462
CONSOL Energy, Inc.	8.250%	04/01/20	25,000	25,000
Denbury Resources, Inc.	6.375%	08/15/21	20,000	19,200
Era Group, Inc.	7.750%	12/15/22	16,000	15,720
Illinois Power Generating Company	7.000%	04/15/18	12,000	11,670
Linn Energy, LLC	6.500%	05/15/19	10,000	8,075
Martin Midstream Partners L.P.	7.250%	02/15/21	12,000	11,790
NuStar Logistics, L.P.	6.750%	02/01/21	25,000	26,937
Oasis Petroleum, Inc.	7.250%	02/01/19	25,000	25,625
PHI, Inc.	5.250%	03/15/19	28,000	25,900
SESI, LLC	6.375%	05/01/19	25,000	25,425
Targa Resources Partners L.P.	6.875%	02/01/21	20,000	20,750
Transocean, Inc.	6.500%	11/15/20	30,000	27,788

BPV INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 76.9% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 19.6% (Continued)
Vanguard Natural Resources, LLC	7.875%	04/01/20	$16,000	$15,280
Whiting Petroleum Corporation	6.500%	10/01/18	25,000	25,313
				386,915
Financials - 10.8%
Cash America International, Inc.	5.750%	05/15/18	26,000	26,325
Credit Acceptance Corporation	6.125%	02/15/21	25,000	25,062
Enova International, Inc.	9.750%	06/01/21	10,000	9,450
First Data Corporation	12.625%	01/15/21	16,000	18,480
Genworth Holdings, Inc.	7.700%	06/15/20	25,000	27,062
GFI Group, Inc. (b)	10.374%	07/19/18	12,000	13,530
Nationstar Mortgage Holdings, Inc.	6.500%	08/01/18	25,000	25,000
Navient Corporation	8.000%	03/25/20	25,000	27,875
Petrobras Global Finance B.V.	8.375%	12/10/18	25,000	27,311
Sears Roebuck Acceptance Corporation	6.875%	10/15/17	16,000	13,300
				213,395
Health Care - 3.7%
Community Health Systems, Inc.	7.125%	07/15/20	14,000	14,868
Hanger Orthopedic Group, Inc.	7.125%	11/15/18	25,000	24,938
Tenet Healthcare Corporation	6.750%	02/01/20	16,000	16,720
Truven Health Analytics, Inc.	10.625%	06/01/20	16,000	16,760
				73,286
Industrials - 7.8%
Commercial Vehicle Group, Inc.	7.875%	04/15/19	4,000	4,100
Fly Leasing Ltd.	6.750%	12/15/20	25,000	25,750
Harvest Operations Corporation	6.875%	10/01/17	12,000	11,070
Hertz Corporation	5.875%	10/15/20	18,000	18,225
Icahn Enterprises L.P.	6.000%	08/01/20	25,000	25,812
Navistar International Corporation	8.250%	11/01/21	12,000	11,400
Titan International, Inc.	6.875%	10/01/20	13,000	11,944
US Airways Group, Inc.	6.125%	06/01/18	20,000	20,760
Xerium Technologies, Inc.	8.875%	06/15/18	25,000	25,875
				154,936
Information Technology - 2.7%
Advanced Micro Devices, Inc.	7.750%	08/01/20	12,000	10,440
BMC Software, Inc.	7.250%	06/01/18	12,000	11,070
Earthlink Holdings Corporation	8.875%	05/15/19	13,000	13,552
SunGard Data Systems, Inc.	6.625%	11/01/19	18,000	18,540
				53,602

BPV INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 76.9% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 6.9%
AK Steel Corporation	7.625%	05/15/20	$12,000	$9,990
Aleris International, Inc.	7.625%	02/15/18	16,000	16,400
AngloGold Ashanti Holdings plc	5.375%	04/15/20	25,000	25,237
Coeur Mining, Inc.	7.875%	02/01/21	12,000	10,170
Hecla Mining Company	6.875%	05/01/21	12,000	11,355
Millar Western Forest Products Ltd.	8.500%	04/01/21	18,000	17,325
Thompson Creek Metals Company	7.375%	06/01/18	10,000	8,200
Tronox Finance, LLC	6.375%	08/15/20	12,000	11,130
United States Steel Corporation	7.375%	04/01/20	25,000	26,125
				135,932
Telecommunication Services - 4.7%
Cincinnati Bell, Inc.	8.375%	10/15/20	16,000	16,840
Frontier Communications Corporation	8.500%	04/15/20	18,000	18,819
Sprint Capital Corporation	6.900%	05/01/19	25,000	25,500
T-Mobile US, Inc.	6.625%	11/15/20	16,000	16,640
Windstream Services, LLC	7.750%	10/15/20	16,000	15,660
				93,459

Total Corporate Bonds (Cost $1,542,706)				$1,520,479

MONEY MARKET FUNDS - 16.9%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.00% (c) (Cost $335,083)	335,083	$335,083

Total Investments at Value - 102.3% (Cost $2,048,737)		$2,023,709

Liabilities in Excess of Other Assets - (2.3%)		(45,078)

Net Assets - 100.0%		$1,978,631

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2015.
(c)	The rate shown is the 7-day effective yield as of June 30, 2015.

Investment Abbreviations:
ADR - American Depositary Receipt
CV - Convertible Security

See accompanying notes to Schedules of Investments.

BPV Family of Funds
Notes to Schedules of Investments
June 30, 2015 (Unaudited)

1.	Securities Valuation

The portfolio securities of BPV Core Diversification Fund, BPV Wealth Preservation Fund, BPV Low Volatility Fund, BPV Large Cap Value Fund and BPV Income Opportunities Fund (the “Funds”) are generally valued at market value determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Equity securities including common stocks and exchange-traded funds listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Shares of a registered investment company, including open-end funds and money market funds, that are not traded on an exchange, are valued at that investment company’s net asset value. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the bid price. Fixed income securities are typically valued on the basis of prices provided by an independent pricing service. These prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Options on securities and options on indexes listed on an exchange are valued at the mean of the highest bid and lowest ask price on the exchange on which they are traded on the day of valuation.

Securities for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A security’s “fair value” may differ from the price next available for that security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing assets or liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that asset or liability falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BPV Family of Funds
Notes to Schedules of Investments (Continued)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2015:

BPV Core Diversification Fund

Investments in Securities:	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$34,111,613	$-	$-	$34,111,613
Open-End Funds	2,317,822	-	-	2,317,822
Money Market Funds	1,795,020	-	-	1,795,020
Total Investments in Securities	$38,224,455	$-	$-	$38,224,455

BPV Wealth Preservation Fund

Investments in Securities:	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$46,727,950	$-	$-	$46,727,950
Call Option Contracts	-	98,676	-	98,676
Put Option Contracts	-	1,218,422	-	1,218,422
Money Market Funds	38,688,455	-	-	38,688,455
Total Investments in Securities	$85,416,405	$1,317,098	$-	$86,733,503

Other Financial Instruments:
Written Call Option Contracts	$-	$(823,361)	$-	$(823,361)
Written Put Option Contracts	-	(703,965)	-	(703,965)
Total Other Financial Instruments	$-	$(1,527,326)	$-	$(1,527,326)

BPV Low Volatility Fund

Investments in Securities:	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$39,173,255	$-	$-	$39,173,255
Call Option Contracts	-	82,658	-	82,658
Put Option Contracts	-	1,021,375	-	1,021,375
Money Market Funds	33,746,989	-	-	33,746,989
Total Investments in Securities	$72,920,244	$1,104,033	$-	$74,024,277

Other Financial Instruments:
Written Call Option Contracts	$-	$(690,400)	$-	$(690,400)
Written Put Option Contracts	-	(590,340)	-	(590,340)
Total Other Financial Instruments	$-	$(1,280,740)	$-	$(1,280,740)

BPV Large Cap Value Fund

Investments in Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$90,870,957	$-	$-	$90,870,957
Exchange-Traded Funds	745,774	-	-	745,774
Money Market Funds	845,155	-	-	845,155
Total Investments in Securities	$92,461,886	$-	$-	$92,461,886

BPV Income Opportunities Fund

Investments in Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$160,327	$-	$-	$160,327
Preferred Stocks	7,820	-	-	7,820
Corporate Bonds	-	1,520,479	-	1,520,479
Money Market Funds	335,083	-	-	335,083
Total Investments in Securities	$503,230	$1,520,479	$-	$2,023,709

BPV Family of Funds
Notes to Schedules of Investments (Continued)

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of June 30, 2015, the Funds did not have any transfers into or out of any Level. In addition, the Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of June 30, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis as of June 30, 2015:

	BPV Core	BPV Wealth	BPV Low	BPV Large	BPV Income
	Diversification	Preservation	Volatility	Cap Value	Opportunities
	Fund	Fund	Fund	Fund	Fund

Cost of portfolio investments	$35,959,172	$85,818,253	$72,956,902	$91,921,654	$2,048,737

Gross unrealized appreciation	$4,298,099	$10,486,893	$2,220,588	$4,515,204	$1,604
Gross unrealized depreciation	(2,032,816)	(9,571,643)	(1,153,213)	(3,974,972)	(26,632)

Net unrealized appreciation (depreciation) on investments	$2,265,283	$915,250	$1,067,375	$540,232	$(25,028)

Net unrealized appreciation on written option contracts	$-	$458,152	$382,136	$-	$-

As of June 30, 2015, the tax procceds of written options for BPV Wealth Preservation Fund and BPV Low Volatility Fund is $1,985,478 and $1,662,876, respectively.

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for BPV Core Diversification Fund, BPV Wealth Preservation Fund, BPV Low Volatility Fund, and BPV Large Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales, straddles, constructive sales, grantor trusts and partnership adjustments.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or other companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2015, BPV Large Cap Value Fund had 28.7% of the value of its net assets invested in stocks within the Financials sector.

BPV Family of Funds
Notes to Schedules of Investments (Continued)

5.	Investments in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds and exchange-traded funds (“ETFs”). The Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of other investment companies. From time to time, each Fund may invest greater than 25% of its net assets in one or more investment companies. As of June 30, 2015, the SPDR® S&P 500® ETF Trust represented 34.4%, 53.9% and 53.1%, respectively, of the net assets of BPV Core Diversification Fund, BPV Wealth Preservation Fund and BPV Low Volatility Fund. Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov. As of June 30, 2015, BPV Core Diversification Fund, BPV Wealth Preservation Fund and BPV Low Volatility Fund had 88.9%, 53.9% and 53.1%, repectively, of the value of their net assets invested in ETFs.

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. As of June 30, 2015, BPV Wealth Preservation Fund and BPV Low Volatility Fund had 44.7% and 45.7%, respectively, of the value of their net assets invested in the Institutional Class of the BlackRock Liquidity Funds Treasury Trust Fund. Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov. As of June 30, 2015, BPV Core Diversification Fund, BPV Large Cap Value Fund and BPV Income Opportunities Fund did not have a significant portion of their assets invested in shares of money market mutual funds.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BPV Family of Funds

By (Signature and Title)*		/s/ Michael R. West
Michael R. West, President and Secretary

Date	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael R. West
Michael R. West, President and Secretary

Date	August 31, 2015

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	August 31, 2015

* Print the name and title of each signing officer under his or her signature.